Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
The following table provides a reconciliation of cash, cash equivalents and restricted cash as reported within our Consolidated Statements of Cash Flows:

	December 31,
Millions of dollars	2020	2019	2018
Cash and cash equivalents as presented in our Consolidated Balance Sheets	$2,924	$1,952	$1,498
Restricted cash included in prepaid and other current assets	10	—	40
Restricted cash included in other noncurrent assets	—	—	—
Cash, cash equivalents and restricted cash as presented in our Consolidated Statements of Cash Flows	$2,934	$1,952	$1,538
See Financial Condition and Liquidity in the Management's Discussion and Analysis section for additional information on cash and cash equivalents. See Significant Accounting Policies for additional information on restricted cash.